Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment as of June 30, 2023 and December 31, 2022 consisted of:
	June 30, 2023	December 31, 2022
	(Unaudited)
Computer equipment	$69,291	$84,636
Furniture, fixture, and office and medical equipment	32,435	298,738
Leasehold improvements	108,187	543,975
Laboratory equipment	6,231,742	6,229,072
Motor vehicle under finance leases	239,093	239,093
	6,680,748	7,395,514
Less: accumulated depreciation	4,490,602	4,570,455
Property and equipment, net	$2,190,146	$2,825,059